American Beacon Flexible Bond Fund

Supplement dated January 13, 2015
to the
Statement of Additional Information dated December 29, 2015

The information below supplements the Statement of Additional Information dated December 29, 2015 and is in addition to any other supplement(s):

In the "Portfolio Managers" section for Pacific Investment Management Company, LLC on page 42, all references to Saumil H. Parikh are deleted and the following is added.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Pacific Investment Management Company, LLC
*Marc P. Seidner	7 ($12.9 mil)	6 ($6.8mil)	44 ($17.2 mil)	None	1 ($409 thou)	4 ($2.4 mil)
*As of January 12, 2015.

In the Portfolio Managers section-Ownership of Funds sub-section for Pacific Investment Management Company, LLC on page 45, all references to Saumil H. Parikh are deleted and replaced with the following:
Name of Investment Advisor and Portfolio Manager	Flexible Bond Fund
Pacific Investment Management Company, LLC
*Marc P. Seidner	None
*As of January 12, 2015.

***********************************************************
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE